Borrowings and Debentures - Long-term Borrowings (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	₩ 515,600	₩ 718,078
Less: current portions	(312,475)	(402,500)
Long-term borrowings, excluding current installments	203,125	315,578
Gross amount [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	₩ 515,625	718,125
Gross amount [member] | Korea Development Bank Long-term borrowings with 1.87 Due Feb. 10, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	1.87%
Maturity	Feb. 10, 2026
Long-term borrowings	₩ 15,625	28,125
Gross amount [member] | Mizuho Bank, Ltd. Long-term borrowings With 1.35 Due May. 20, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	1.35%
Maturity	May. 20, 2024
Long-term borrowings	₩ 0	100,000
Gross amount [member] | DBS Bank Ltd. Long-term borrowings With 1.32 Due May. 28, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	1.32%
Maturity	May. 28, 2024
Long-term borrowings	₩ 0	200,000
Gross amount [member] | DBS Bank Ltd. Long-term borrowings With 2.63 Due Mar. 10, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	2.63%
Maturity	Mar. 10, 2025
Long-term borrowings	₩ 200,000	200,000
Gross amount [member] | Credit Agricole CIB Long-term borrowings With 3.30 Due Apr. 29, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	3.30%
Maturity	Apr. 29, 2024
Long-term borrowings	₩ 0	50,000
Gross amount [member] | Credit Agricole CIB Long-term borrowings With 4.89 Due Nov. 28, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	4.89%
Maturity	Nov. 28, 2025
Long-term borrowings	₩ 50,000	50,000
Gross amount [member] | Mizuho Bank, Ltd. Long-term borrowings With 3M CD + 1.05 Due Jul. 25, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate description	3M CD + 1.05
Maturity	Jul. 25, 2025
Long-term borrowings	₩ 50,000	50,000
Gross amount [member] | Nonghyup Bank Long-term borrowings With MOR + 1.36 Due Nov. 17, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate description	MOR + 1.36
Maturity	Nov. 17, 2024
Long-term borrowings	₩ 0	40,000
Gross amount [member] | DBS Bank Ltd. Long-term Borrowings with 3M CD + 0.075 Due Oct. 8,2026 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate description	3M CD + 0.075
Maturity	Oct. 8, 2026
Long-term borrowings	₩ 200,000	0
Present value discount [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	₩ 25	₩ 47